                        SEI INSTITUTIONAL MANAGED TRUST
                             LARGE CAP GROWTH FUND
                              SMALL CAP VALUE FUND
                             SMALL CAP GROWTH FUND

                        SUPPLEMENT DATED OCTOBER 7, 1998
                TO THE CLASS A PROSPECTUS DATED JANUARY 31, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, have appointed Mellon Equity Associates, LLP ("Mellon Equity"), as a Sub-Adviser to the Trust's Small Cap Value Fund (the "Fund"), effective September 10, 1998. Mellon Equity was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on September 10-11, 1998, and its appointment does not require Shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's Shareholders on April 28, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Mellon Equity, the Trustees received written and oral information from SEI Investments Management Corporation ("SIMC") and Mellon Equity. SIMC recommended the selection of Mellon Equity and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Mellon Equity and considered information about portfolio managers, investment philosophy, strategies in process, as well as its performance track record, among other factors. In appointing Mellon Equity, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by Mellon Equity; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of Mellon Equity's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Mellon Equity, including any benefits to be received by Mellon Equity or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and Mellon Equity relating to the Fund, Mellon Equity makes investment decisions for the assets of the Fund allocated to Mellon Equity by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. Mellon Equity is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust and in a manner consistent with the Fund's investment objectives, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other sub-advisers. Specifically, the duties to be performed under such agreement is similar, and the standard of care and termination provisions of the Agreement are identical, to the other agreements. The Sub-Advisory Agreement will remain in effect until September 2000 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trust's Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection the appointment of Mellon Equity as a Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 14 of the Prospectus is amended by inserting the following disclosure:

MELLON EQUITY ASSOCIATES, LLP

Mellon Equity Associates, LLP ("Mellon Equity"), serves as a Sub-Adviser to a portion of the assets of the Large Cap Value Fund and the Small Cap Value Fund. Mellon Equity is a Pennsylvania limited liability partnership founded in 1987. Mellon Bank, N.A. is the 99% limited partner and MMIP, Inc. is the 1% general partner. MMIP, Inc. is a wholly owned subsidiary of Mellon Bank, N.A., which itself is a wholly-owned subsidiary of the Mellon Bank Corporation. Mellon Equity is an investment adviser registered with the SEC under the Investment Advisers Act of 1940. Mellon Equity had discretionary management authority with respect to approximately $20 billion of assets as of May 31, 1998. The principal business address for Mellon Equity is 500 Grant Street, Suite 3700, Pittsburgh, Pennsylvania 15258.

William P. Rydell and Robert A. Wilk manage the portion of the Large Cap Value and Small Cap Value Funds' assets allocated to Mellon Equity. Mr. Rydell is the President and Chief Executive Officer of Mellon Equity, and has been managing individual and collective portfolios at Mellon Equity since 1982. Mr. Wilk is a Senior Vice President and Portfolio Manager of Mellon Equity, and has been involved with securities analysis, quantitative research, asset allocation, trading and client services at Mellon Equity since April 1990. Prior to joining Mellon Equity, Mr. Wilk was in charge of portfolio management and conducted quantitative research for another investment subsidiary of Mellon Bank Corporation, Triangle Portfolio Associates.

The Adviser will pay Mellon Equity a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to Mellon Equity.

Listed below are the names and principal occupations of the principal executive officer and each of the directors of Mellon Equity. The principal business address of the principal executive officer and each of the directors, as it relates to their position at Mellon Equity, is 500 Grant Street, Suite 3700, Pittsburgh, Pennsylvania 15258.

NAME                         TITLE
William P. Rydell            President, CEO, Secretary and Director
Robert A. Wilk               Senior Vice President and Portfolio Manager
Ken Barker                   Senior Vice President and Director of Quantitative Research
Dave Penz                    Senior Vice President and a Director of Sales and Marketing

                            ------------------------

At the same Meeting, the Trustees appointed Spyglass Asset Management, Inc. ("Spyglass"), as a Sub-Adviser to the Trust's Small Cap Growth Fund (the "Fund"), effective September 10, 1998. Spyglass's appointment does not require Shareholder approval.

In evaluating Spyglass, the Trustees received written and oral information from both SIMC and Spyglass. SIMC recommended the selection of Spyglass and reviewed the considerations and search process that led to its recommendation. The Trustees also met with representatives of Spyglass and considered information about portfolio managers, investment philosophy, strategies and process, as well as its performance track record at a prior firm, among other factors. In appointing Spyglass, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by Spyglass; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of Spyglass's personnel and its financial condition; (4) its performance track record; and (5) other factors deemed relevant, including the investment capacity of Spyglass. The Trustees also reviewed the fees to be paid to Spyglass, including any benefits to be received by Spyglass or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and Spyglass relating to the Fund, Spyglass makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. Spyglass is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed under each Agreement are similar, and the standard of care and termination provisions of the Agreement are identical to the other Agreements. The Sub-Advisory Agreement will remain in effect until September 2000 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Spyglass as a Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 16 of the Prospectus is amended by inserting the following disclosure:

SPYGLASS ASSET MANAGEMENT, INC.

Spyglass Asset Management, Inc. ("Spyglass") acts as a Sub-Adviser for a portion of the assets of the Small Cap Growth Fund. Spyglass, a Delaware Corporation founded in May, 1998, is a registered investment adviser controlled by Roger Stamper and Stephen Wisneski. The principal business address of Spyglass is 3454 Oak Alley Court, Suite #209, Toledo, Ohio 43606.

Roger H. Stamper, President of Spyglass, is primarily responsible for the day-to-day management and investment decisions made with respect to the assets of the Fund. Mr. Stamper has 14 years of investment experience. Prior to founding Spyglass, Mr. Stamper served as Managing Director of Equities at First of America Investment Management, where he also served as portfolio manager of the $1 billion small cap growth equity product. Stephen Wisneski, Chief Operating Officer, has over 12 years of investment management experience. Prior to joining Spyglass, Mr. Wisneski served as the portfolio manager on the large cap growth products for First of America Investment Management.

The Adviser will pay Spyglass a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to Spyglass.

Listed below are the names and principal occupations of the principal executive officer and each of the directors of Spyglass. The principal business address of the principal executive officer and each of the directors, as it relates to their position at Spyglass, is 3454 Oak Alley Court, Suite #209, Toledo, Ohio 43606.

NAME                         TITLE
Roger H. Stamper             President and Director
Stephen Wisneski             Chief Operating Officer and Director

                            ------------------------

At the same Meeting, the Trustees appointed TCW Funds Management, Inc. ("TCW") as a Sub-Adviser to the Trust's Large Cap Growth Fund (the "Fund"), effective September 10, 1998. TCW's appointment does not require Shareholder approval.

In evaluating TCW, the Trustees received written and oral information from both SIMC and TCW. SIMC recommended the selection of TCW and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of TCW and considered information about portfolio managers, investment philosophy, strategies and process, as well as its performance track record, among other factors. In appointing TCW, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by TCW; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of TCW's personnel and its financial condition; (4) its long-term performance track record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to TCW, including any benefits to be received by TCW or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and TCW relating to the Fund, TCW makes investment decisions for the assets of the Fund allocated to it by SIMC, continuously reviews, supervises and administers the Fund's investment program with respect to these assets. TCW is independent of SIMC and discharges its responsibility subject to the supervision of SIMC and the Trustees of the Trust and in a manner consistent with the Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed under each Agreement are similar, and the standard of care and termination provisions of the Agreement are identical, to the other Agreements. The Sub-Advisory Agreement will remain in effect until September 2000 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

At the same Meeting, the Trustees determined to terminate American Express Asset Management Group, Inc. ("American Express"), one of the Fund's current Sub-Advisers, effective on September 18, 1998. In determining to terminate American Express, the Trustees reviewed information provided by SIMC relating to American Express's investment performance.

In connection with the termination of American Express and the appointment of TCW as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 17 of the Prospectus is amended by removing the description of American Express and inserting the following TCW disclosure:

TCW FUNDS MANAGEMENT INC.

TCW Funds Management Inc. ("TCW") acts as a Sub-Adviser for a portion of the assets of the Large Cap Growth Fund. TCW is a wholly-owned subsidiary of the TCW Group, Inc. TCW is a registered investment adviser that currently has approximately $51 billion of assets under management. The principal business address of TCW is 865 S. Figueroa, Suite 1800, Los Angeles, California 90017.

Glen E. Bickerstaff, a Managing Director of TCW, is primarily responsible for the day-to-day management and investment decisions made with respect to the assets of the Fund. Mr. Bickerstaff joined TCW in May, 1998 after 10 years at Transamerica Investment Services, where he served as Vice President and Senior Portfolio Manager. Mr. Bickerstaff has over 18 years of investment experience dedicated to investing in large cap growth securities.

The Adviser will pay TCW a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to TCW.

Listed below are the names and principal occupations of the principal executive officer and each of the directors of TCW. The principal business address of the principal executive officer and each of the directors as it relates to their positions at TCW, is 865 S. Figueroa, Suite 1800, Los Angeles, California 90017.

NAME                         TITLE
Robert A. Day                Chairman, Chief Executive Officer, Managing Director
Ernest O. Ellison            Vice Chairman
Thomas E. Larkin, Jr.        President, Managing Director
Marc I. Stern                President, Managing Director
Alvin R. Albe                Executive Vice President, Chief Administrative Officer
Robert D. Beyer              Group Managing Director

                            ------------------------

At the same meeting, the Board of Trustees of SEI Institutional Managed Trust (the "Trust") approved a new sub-advisory agreement (the "New Agreement") between SEI Investments Management Corporation and 1838 Investment Advisors, L.P. ("1838"), relating to the Small Cap Value Fund (the "Fund").

1838 currently serves as a Sub-Adviser for a portion of the assets of the Fund. Effective July 31, 1998, 1838 merged with MBIA Inc. ("MBIA"). The merger was effected by the purchase of all of the partnership interests of 1838 by MBIA. The headquarters of the combined firm will remain in Radnor, Pennsylvania. Likewise, Edwin B. Powell, J. Kelly Flynn, and Cynthia R. Axelrod, the fund managers for 1838's portion of the assets of the Fund, will continue to serve as fund managers.

MBIA is a New York Stock Exchange listed firm, primarily known as a guarantor and provider of specialized financial products and services. MBIA also has $15 billion in fixed income assets under management.

As a result of this transaction, the Funds's existing sub-advisory agreement with 1838 terminated. The New Agreement became effective upon the closing of the transaction. The New Agreement is identical in all material respects to the existing sub-advisory agreement, including the amount of compensation payable to 1838.

In connection with the merger of 1838 and MBIA, the "Sub-Advisers" Section on page 12 of the Prospectus is amended and the following disclosure replaces the existing description of 1838:

1838 INVESTMENT ADVISORS, L.P.

1838 Investment Advisors, L.P. ("1838") serves as Sub-Adviser to a portion of the assets of the Small Cap Value Fund. 1838 is a Delaware limited partnership located at 100 Matsonford Road, Radnor, Pennsylvania. MBIA Inc. owns all of the partnership interests of 1838. As of March 31, 1998, 1838 managed $5.5 billion in assets in large and small capitalization equity, fixed income and balanced account funds.

Edwin B. Powell, J. Kelly Flynn and Cynthia R. Axelrod are the fund managers for the portion of the Small Cap Value Fund's assets allocated to 1838. These individuals work as a team and share responsibility. Mr. Powell managed small cap equity funds for Provident Capital Management from 1987 to 1994. Mr. Flynn, a Director of 1838, has over five years of experience in the investment business. Prior to joining 1838 in 1997, Mr. Flynn was in the Investment Banking Division at CS First Boston and was an Associate of the Edgewater Private Equity Fund. Mr. Flynn has also worked in the Equities Division of Goldman, Sachs & Co. Prior to joining 1838, in 1995, Ms. Axelrod was with Friess Associates from 1992 to 1995.

                            ------------------------

At the same meeting, the Board of Trustees increased the capitalization range for the Trust's Small Cap Growth and Small Cap Value Funds from $1 billion to $2 billion, effective September 10, 1998. This change does not require shareholder approval.

The previous investment guidelines specified that the Small Cap Growth and Small Cap Value Funds would hold 65% of their assets in stocks with less than $1 billion in total market capital. As of June 1993, none of the stocks in the Russell 2000 Growth or Value Indices had a market capitalization over $750 million, thus all of the benchmark was available to be held by the Sub-Advisers. However, by June 1998, 31% of the Russell 2000 Growth Index and 28% of the Russell 2000 Value Index consisted of stocks with over $1 billion in total market capital. In order to ensure that the entire range of small cap opportunities is available to the Sub-Advisers, SIMC recommended that the capitalization range be raised to $2 billion, and the Board approved this change.

In connection with the change in the market capitalization range in the Small Cap Growth Fund, the "Investment Objectives and Policies" Section on page 6 of the Prospectus is amended as follows:

    Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of smaller growth companies (I.E., companies with market capitalizations of less than $2 billion) which, in the opinion of the advisers, are in an early stage or transitional point in their development and have demonstrated or have the potential for above average capital growth.

In connection with the change in the market capitalization range in the Small Cap Value Fund, the "Investment Objectives and Policies" Section on page 6 of the Prospectus is amended as follows:

    Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of smaller companies (I.E., companies with market capitalizations of less than $2 billion) which, in the opinion of the advisers, have prices that appear low relative to certain fundamental characteristics such as earnings, book value, or return on equity.

                            ------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SEI INSTITUTIONAL MANAGED TRUST
                             SMALL CAP GROWTH FUND

                        SUPPLEMENT DATED OCTOBER 7, 1998
                TO THE CLASS D PROSPECTUS DATED JANUARY 31, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, have appointed Spyglass Asset Management, Inc. ("Spyglass"), as a Sub-Adviser to the Trust's Small Cap Growth Fund (the "Fund"), effective September 10, 1998. Spyglass was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on September 10-11, 1998, and its appointment does not require Shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's Shareholders on April 28, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Spyglass, the Trustees received written and oral information from both SIMC and Spyglass. SIMC recommended the selection of Spyglass and reviewed the considerations and search process that led to its recommendation. The Trustees also met with representatives of Spyglass and considered information about portfolio managers, investment philosophy, strategies and process, as well as its performance track record at a prior firm, among other factors. In appointing Spyglass, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by Spyglass; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of Spyglass's personnel and its financial condition; (4) its performance track record; and (5) other factors deemed relevant, including the investment capacity of Spyglass. The Trustees also reviewed the fees to be paid to Spyglass, including any benefits to be received by Spyglass or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and Spyglass relating to the Fund, Spyglass makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. Spyglass is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed under each Agreement are similar, and the standard of care and termination provisions of the Agreement are identical to the other Agreements. The Sub-Advisory Agreement will remain in effect until September 2000 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Spyglass as a Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 14 of the Prospectus is amended by inserting the following disclosure:

SPYGLASS ASSET MANAGEMENT, INC.

Spyglass Asset Management, Inc. ("Spyglass") acts as a Sub-Adviser for a portion of the assets of the Small Cap Growth Fund. Spyglass, a Delaware Corporation founded in May, 1998, is a registered investment adviser controlled by Roger Stamper and Stephen Wisneski. The principal business address of Spyglass is 3454 Oak Alley Court, Suite #209, Toledo, Ohio 43606.

Roger H. Stamper, President of Spyglass, is primarily responsible for the day-to-day management and investment decisions made with respect to the assets of the Fund. Mr. Stamper has 14 years of investment experience. Prior to founding Spyglass, Mr. Stamper served as Managing Director of Equities at First of America Investment Management, where he also served as portfolio manager of the $1 billion small cap growth equity product. Stephen Wisneski, Chief Operating Officer, has over 12 years of investment management experience. Prior to joining Spyglass, Mr. Wisneski served as the portfolio manager on the large cap growth products for First of America Investment Management.

The Adviser will pay Spyglass a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to Spyglass.

Listed below are the names and principal occupations of the principal executive officer and each of the directors of Spyglass. The principal business address of the principal executive officer and each of the directors, as it relates to their position at Spyglass, is 3454 Oak Alley Court, Suite #209, Toledo, Ohio 43606.

NAME                         TITLE
Roger H. Stamper             President and Director
Stephen Wisneski             Chief Operating Officer and Director

                            ------------------------

At the same meeting, the Board of Trustees increased the capitalization range for the Trust's Small Cap Growth Fund from $1 billion to $2 billion, effective September 10, 1998. This change does not require shareholder approval.

The previous investment guidelines specified that the Small Cap Growth Fund would hold 65% of its assets in stocks with less than $1 billion in total market capital. As of June 1993, none of the stocks in the Russell 2000 Growth Index had a market capitalization over $750 million, thus all of the benchmark was available to be held by the Sub-Advisers. However, by June 1998, 31% of the Russell 2000 Growth Index consisted of stocks with over $1 billion in total market capital. In order to ensure that the entire range of small cap opportunities is available to the Sub-Advisers, SIMC recommended that the capitalization range be raised to $2 billion, and the Board approved this change.

In connection with the change in the market capitalization range in the Small Cap Growth Fund, the "Investment Objectives and Policies" Section on page 6 of the Prospectus is amended as follows:

    Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of smaller growth companies (I.E., companies with market capitalizations of less than $2 billion) which, in the opinion of the advisers, are in an early stage or transitional point in their development and have demonstrated or have the potential for above average capital growth.

                            ------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE